VLU-Q1

Quarterly Report
March 31, 2026
MFS®  Value Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 8.5%
Boeing Co. (a)	215,031	$42,797,620
General Dynamics Corp.	119,891	41,148,989
Northrop Grumman Corp.	39,347	26,844,097
RTX Corp.	287,354	55,430,587
		$166,221,293
Alcoholic Beverages – 0.2%
Diageo PLC	249,598	$4,637,608
Brokerage & Asset Managers – 3.6%
Ares Management Co.	67,938	$7,412,036
Blackrock, Inc.	28,049	26,975,004
KKR & Co., Inc.	260,604	24,105,870
LPL Financial Holdings, Inc.	41,626	12,522,349
		$71,015,259
Business Services – 2.4%
Accenture PLC, “A”	138,212	$27,406,058
Equifax, Inc.	109,973	19,802,838
		$47,208,896
Conglomerates – 1.9%
Honeywell International, Inc.	164,706	$37,228,497
Construction – 1.7%
CRH PLC	179,210	$18,838,555
Otis Worldwide Corp.	89,779	6,920,165
Sherwin-Williams Co.	22,729	7,285,781
		$33,044,501
Consumer Products – 1.6%
Kenvue, Inc.	285,586	$4,923,503
Kimberly-Clark Corp.	153,538	14,811,811
Reckitt Benckiser Group PLC	159,818	10,845,676
		$30,580,990
Diversified Financial Services – 2.0%
NASDAQ, Inc.	455,831	$38,695,494
Electrical Equipment – 1.6%
Eaton Corp. PLC	59,047	$21,119,340
W.W. Grainger, Inc.	10,006	10,914,645
		$32,033,985
Energy - Independent – 7.8%
Chevron Corp.	169,737	$35,118,585
ConocoPhillips	345,984	45,669,888
EOG Resources, Inc.	119,103	17,218,721
Exxon Mobil Corp.	327,677	55,593,680
		$153,600,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	114,296	$10,363,218
Nestle S.A.	126,853	12,582,415
PepsiCo, Inc.	145,621	22,613,485
		$45,559,118
Global Systemically Important Banks – 9.8%
Citigroup, Inc.	311,085	$35,280,150
JPMorgan Chase & Co.	296,159	87,118,131
Morgan Stanley	265,631	43,714,894
Wells Fargo & Co.	340,648	27,118,987
		$193,232,162
Health Maintenance Organizations – 4.2%
Cigna Group	208,281	$55,558,957
Elevance Health, Inc.	55,837	16,346,282
Humana, Inc.	62,683	10,868,605
		$82,773,844
Insurance – 10.0%
Aon PLC	96,540	$31,161,181
Chubb Ltd.	111,628	36,382,914
Marsh & McLennan Cos., Inc.	195,199	33,857,267
Progressive Corp.	290,160	57,521,318
Travelers Cos., Inc.	128,195	37,391,918
		$196,314,598
Machinery & Tools – 3.5%
Caterpillar, Inc.	23,400	$16,577,964
Illinois Tool Works, Inc.	80,437	20,936,947
PACCAR, Inc.	216,848	25,045,944
Trane Technologies PLC	13,668	5,696,002
		$68,256,857
Medical & Health Technology & Services – 2.8%
McKesson Corp.	63,156	$54,652,676
Medical Equipment – 1.7%
Abbott Laboratories	267,206	$27,434,040
Medline, Inc., “A” (a)	111,526	4,962,907
		$32,396,947
Non-Global Systemically Important Banks – 3.2%
American Express Co.	114,333	$34,583,446
PNC Financial Services Group, Inc.	135,370	28,169,143
		$62,752,589
Pharmaceuticals & Biotechnology – 5.4%
AbbVie, Inc.	132,359	$28,786,759
Johnson & Johnson	248,494	60,741,874
Pfizer, Inc.	606,667	17,035,209
		$106,563,842
Real Estate - Storage & Office – 2.2%
Prologis, Inc., REIT	282,973	$37,403,371
Public Storage, Inc., REIT	19,648	5,322,250
		$42,725,621
Retail & E-commerce – 1.8%
Lowe's Cos., Inc.	149,999	$35,441,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 6.7%
Analog Devices, Inc.	134,314	$42,730,656
KLA Corp.	26,527	39,058,620
NXP Semiconductors N.V.	135,185	26,612,519
Texas Instruments, Inc.	120,766	23,445,511
		$131,847,306
Software – 1.0%
Microsoft Corp.	25,964	$9,611,094
Salesforce, Inc.	54,694	10,209,729
		$19,820,823
Tobacco – 0.8%
Philip Morris International, Inc.	95,645	$15,813,944
Transportation & Logistics – 1.7%
Union Pacific Corp.	140,755	$34,149,978
Travel, Gaming, & Lodging – 1.7%
Marriott International, Inc., “A”	101,339	$33,144,947
Utilities – 9.4%
American Electric Power Co., Inc.	79,649	$10,440,391
Dominion Energy, Inc.	579,907	35,849,851
Duke Energy Corp.	303,093	39,686,997
NextEra Energy, Inc.	175,494	16,299,883
PG&E Corp.	1,425,283	25,042,222
Southern Co.	315,214	30,424,455
Xcel Energy, Inc.	347,215	27,582,760
		$185,326,559
Total Common Stocks		$1,955,040,972
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	8,105,167	$8,105,167

Other Assets, Less Liabilities – 0.1%		2,872,219
Net Assets – 100.0%		$1,966,018,358

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,105,167 and
$1,955,040,972, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,916,612,055	$—	$—	$1,916,612,055
United Kingdom	10,363,218	15,483,284	—	25,846,502
Switzerland	—	12,582,415	—	12,582,415
Investment Companies	8,105,167	—	—	8,105,167
Total	$1,935,080,440	$28,065,699	$—	$1,963,146,139
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,981,876	$72,052,958	$77,925,000	$(2,163)	$(2,504)	$8,105,167

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$129,637	$—